SEGMENT REPORTING - geographical locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	$ 492,197	$ 438,005
Reportable segment
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	492,197	438,005
Long-lived assets	52,137		$ 76,365
Reportable segment | Hong Kong
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	27,613	97
Long-lived assets	26,442		31,745
Reportable segment | USA
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	7,782
Long-lived assets	23,709		35,873
Reportable segment | Kazakhstan
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	6,014
Long-lived assets	1,421		2,310
Reportable segment | Europe
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	8	1,446
Long-lived assets	1		2
Reportable segment | Mainland China
Segment Reporting Information [Line Items]
Total segment and consolidated revenue		22,812
Long-lived assets	564		$ 6,435
Reportable segment | Blockchain
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	$ 450,780	$ 413,650